Events After The Reporting Period	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting date

23        Events after the reporting date

On March 13, 2019, the Company signed a securities purchase agreement with a private investor and on the same date issued,  for gross proceeds of $5 million, a senior convertible note (the “Convertible Note”) that is convertible into shares of the Company’s common stock, par value $0.004 per share. If not converted or redeemed beforehand pursuant to the terms of the Convertible Note, the Convertible Note matures upon the anniversary of its issue. The Convertible Note was issued in a transaction exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). As of the date hereof, no conversion of the Convertible Note has occurred.

The Convertible Note provides for interest to accrue at 10% annually, which interest shall be paid on the first anniversary of the Convertible Note’s issuance unless the Convertible Note is converted or redeemed pursuant to its terms beforehand. The interest may be paid in common shares of the Company, if certain conditions described within the Convertible Note are met. With respect to the Convertible Note, the Company also signed a registration rights agreement with the private investor pursuant to which it agreed to register for resale the shares that could be issued pursuant to the Convertible Note.  The registration rights agreement contains liquidated damages if the Company is unable to register for resale the shares into which the Convertible Note may be converted, and maintain such registration.